Tax Free Reserves Portfolio
--------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS  August 31, 1995

                                          Principal
                                            Amount
Issuer                                  (000's omitted)          Value
--------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL
   PAPER--7.7%

Denver, Colorado City and County
   Airport Revenue, AMT,
   4.30%, due 9/8/95...............          $ 2,000          $  2,000,000
Halifax County, Virginia Industrial
   Development Authority, AMT,
   3.95%, due 11/7/95..............            4,900             4,900,000
Houston, TX Airport, AMT,
   3.80%, due 9/7/95...............            4,000             4,000,000
Illinois Developmental Finance
   Authority Pollution Control,
   3.70%, due 11/16/95.............            2,700             2,700,000
Lower Colorado River Authority
 Service,
   3.90%, due 9/12/95..............            5,000             5,000,000
North Carolina Eastern
   Municipal Power,
   3.25%, due 9/6/95...............            1,000             1,000,000
Saint Lucie County, Florida
    Pollution Control Authority,
   4.15%, due 11/28/95.............            3,000             3,000,000
Texas Municipal Power
   Agency Revenue,
   9.50%, due 9/1/95...............              650               663,000
Wake County, North Carolina
   Industrial Facilities Authority,
   3.75%, due 10/18/95.............            6,825             6,825,000
                                                              ------------
                                                                30,088,000
                                                              ------------

GENERAL OBLIGATION
   NOTES--1.5%

Cobb County, GA School District,
   5.50%, due 2/1/96...............          $ 1,470          $  1,480,200
Iowa School Corps.,
   4.75%, due 6/28/96..............            4,500             4,532,049
                                                              ------------
                                                                 6,012,249
                                                              ------------

ANNUAL AND SEMI-ANNUAL
   TENDER REVENUE BONDS AND
   NOTES (PUTS)--33.6%

Anchorage, Alaska Hospital Revenue,
   9.625%, due 10/1/95.............          $ 2,000          $  2,048,063
Arkansas State Financial Authority
   Single Family,
   3.80%, due 3/1/96...............            3,000             3,000,000
Arkansas State Financial Authority
   Single Family, AMT,
   3.90%, due 3/1/96...............            2,240             2,240,000
Atlanta, Georgia Urban Residential,
   3.70%, due 11/1/95..............            6,300             6,300,000
Aurora IL Single Family Mortgage
   Revenue, AMT,
   4.26%, due 12/15/95.............            4,725             4,725,000
Clackmas County, Oregon Hospital
   Facilities Authority,
   4.20%, due 10/2/95..............            2,445             2,445,000
Council Bluffs, Iowa Revenue,
   4.30%, due 10/1/95..............            4,415             4,415,000
Dallas, TX,
   6.70%, due 5/1/97...............            3,000             3,055,590
Dallas Texas WaterWorks &
    Sewer System Revenue,
   8.30%, due 10/1/95..............            2,225             2,231,727
East Baton Rouge,
   Louisiana Single Family, AMT,
   3.85%, due 10/5/95 .............            4,100             4,100,000
East Baton Rouge,
   Louisiana Single Family,
   3.75%, due 10/5/95 .............            4,500             4,500,000
Fairfax County, Virginia,
   8.00%, due 11/1/95 .............            1,000             1,017,976
Florida State, Sunshine
   Skyway Revenue,
   7.25%, due 6/1/96...............              500               522,464
Fort Worth, TX Water & Sewer
 Revenue,
   5.20%, due 2/15/96..............            1,000             1,006,661
Fulton, Illinois Solid Waste
   Disposal Facility, AMT,
   4.35%, due 9/7/95...............            2,000             2,000,000
Fulton County, Georgia Building
   Authority Revenue,
   7.50%, due 1/1/96...............            2,070             2,132,990
Harris County, Texas Flood Control,
   9.60%, due 10/1/95..............            2,000             2,007,996
Hawaii State,
   6.00%, due 11/1/95..............            1,000             1,002,337
Hawaii State Department of
   Budget and Finance,
   3.75%, due 3/1/96...............            3,710             3,710,000
Indiana State Single Family
   Housing, AMT,
   4.00%, due 7/1/96...............            2,500             2,500,000
Intermountain Utah Power Revenue,
   4.15%, due 9/15/95..............            5,500             5,500,000
Iowa, Finance Authority Single
   Family Revenue,
   4.80%, due 2/22/96..............            4,510             4,529,852
Iowa Municipalities Workers,
   4.10%, due 7/1/96...............            3,000             3,000,000
Jacksonville, Florida Electric
   Authority,
   6.80%, due 10/1/95..............            1,000             1,016,955
Jacksonville, Florida Electric
   Authority,
   7.375%, due 10/1/95 ............            1,275             1,297,102
Jacksonville, Florida Electric
   Authority,
   9.50%, due 10/1/95 .............            1,750             1,791,896

Lower Colorado River Authority,
   Texas Revenue,
   9.50%, due 1/1/96...............            3,000             3,111,556
Lower Colorado River Authority,
   Texas Revenue,
   8.375%, due 1/1/96..............            1,910             1,975,814
Lower Neches Valley Authority,
 TX,
   3.75%, due 2/15/96..............            3,000             3,000,000
Manatee County, Florida Housing
   Finance, AMT,
   4.06%, due 10/16/95.............            3,670             3,670,000
Marion County, Tennessee Industrial
   Environmental Development
   Authority, AMT, 3.95%, due 2/1/96           6,000             6,000,000
Massachusetts Bay Transportation
   Authority,
   4.40%, due 9/1/95...............            1,000             1,000,000
Massachusetts State College Building,
   7.25%, due 5/1/96 ..............            1,850             1,922,919
Michigan State, 5.00%, due 9/29/95.            6,500             6,505,886
Milwaukee, Wisconsin  Metropolitan
   Sewer District, 9.00%, due 5/1/96           6,000             6,202,434
Milwaukee, Wisconsin,
   4.75%, due 6/15/96..............            1,835             1,849,008
New Jersey State,
   7.00%, due 4/1/96...............            1,500             1,524,904
Northborough, Texas Municipal
   Utility District,
   11.375%, due 9/1/95.............              500               500,000
Oklahoma State Water Reserve Board,
   4.50%, due 9/1/95...............            5,000             5,000,000
Pennsylvania Intergovernmental Corp,
   5.20%, due 6/15/96..............            1,750             1,768,726
Pennsylvania State Higher
   Educational Revenue,
   3.90%, due 2/26/96..............            3,000             3,000,000
Seattle, Washington Metropolitan
   Municipality, 7.875%, due 1/1/96            1,000             1,032,884
South Columbia Basin
   Irrigation District,
   9.00%, due 12/1/95..............            1,000             1,004,973
Southern Minnesota Municipal Power
   Agency, 7.125%, due 1/1/96......            1,000             1,029,805
Tacoma, Washington Department
   of Public Utilities,
   9.375%, due 1/1/96..............            1,000             1,036,880
Travis County, Texas,
   10.35%, due 3/1/96..............            1,000             1,029,659
Washington State,
   8.75%, due 9/1/95...............            1,700             1,700,000
Washington State,
   7.00%, due 10/1/95..............            1,000             1,001,906
Washington State Housing
   Finance Commission,
   4.10%, due 6/1/96...............            1,000             1,000,211
Washington Suburban Sanitation
   District, MD,
   4.25%, due 6/1/96...............            1,750             1,757,996
Western Minnesota, Municipal Power
   Agency Supply,
   9.50%, due 1/1/96...............            1,500             1,556,233
Wil County, Illinois Community
   Unit School District,
   9.80%, due 12/1/95..............            1,000             1,012,526
                                                              ------------
                                                               132,290,929
                                                              ------------

REVENUE, TAX, BOND AND
   TAX REVENUE ANTICIPATION
   NOTES--7.6%

California State,
   5.75%, due 4/25/96..............          $10,310          $ 10,448,332
Colorado State General Fund Revenue,
   4.50%, due 6/27/96..............            5,250             5,283,175
Cranston, Rhode Island,
   4.70%, due 11/15/95.............            7,000             7,008,591
Milwaukee, Wisconsin,
   5.50%, due 2/22/96..............            1,000             1,003,320
Texas State,
   4.75%, due 8/30/96..............            4,500             4,531,960
Weber County, UT,
   4.50%, due 12/28/95.............            1,750             1,753,328
                                                              ------------
                                                                30,028,706
                                                              ------------

VARIABLE RATE DEMAND
   NOTES*--52.0%

Angelina & Neches River
   Authority Texas, due 5/1/14.....          $ 1,000          $  1,000,000
Baltimore County, Maryland,
   due 7/1/16......................            2,000             2,000,000
Baltimore, Maryland, Port
   Facilities Authority,
   due 10/14/11....................            1,000             1,000,000
Beaufort County, North Carolina,
   Pollution Control Revenue,
   Texas Gulf Inc., due 12/1/00....            1,000             1,000,000
Beltrami County, Minnesota
   Environmental Control,
   due 12/1/21.....................              500               500,000
Bexar County Texas Health Facilities
   Development, due 7/11/11........            1,000             1,000,000
Brazos River Harbor, Texas,
   due 12/1/19.....................            1,100             1,100,000

Brazos, Texas, Harbor  Industrial
   Development Authority,
   due 12/1/13.....................            2,900             2,900,000
Buffalo County, Nebraska
   Hospital Authority,
   due 1/1/16......................            1,000             1,000,000
California Statewide Community
   Development, due 11/1/15........            1,560             1,560,000
California Statewide Community
   Development, due 7/1/15.........              600               600,000
Carlton, Wisconsin  Environmental
   Improvement, due 10/1/00........            1,475             1,475,000
Cherokee County, South Carolina
   Industrial Revenue, AMT,
   due 8/1/19......................              200               200,000
Chicago, IL, due 1/1/10............            4,000             4,000,000
Clark County, Nevada, Airport
   Improvement Revenue,
   due 7/1/12......................              400               400,000
Clinton Township, Michigan Economic
   Development Corp., due 5/1/13...              500               500,000
Colorado Health Facilities
   Authority Revenue, due 5/15/20                200               200,000
Colorado Housing Finance Authority,
   due 12/1/05.....................            3,400             3,400,000
Columbia, Missouri, Water & Electric
   Revenue, due 8/15/99............              500               500,000
Connecticut State Pollution
   Development Authority, due 9/1/28           1,700             1,700,000
Connecticut State, Special Assessment
   Revenue, due 11/1/01............            4,100             4,100,000
Connecticut State, Special Tax
   Obligation, due 12/1/10.........            3,700             3,700,000
Coweta County, Georgia  Industrial
   Development Authority, due 3/1/09             900               900,000
Dade County FL Spa Revenue,
   due 8/1/15......................            7,000             7,000,000
District of Columbia,
   due 10/1/07.....................              900               900,000
District of Columbia,
   due 10/1/15 ....................              500               500,000
Fayetteville, Arkansas Industrial
   Development, AMT, due 12/1/04...            1,100             1,100,000
Florida Housing Finance  Authority,
   due 12/1/08.....................              600               600,000
Floyd County, Georgia  Development
   Authority, due 12/1/15..........            4,875             4,875,000
Forsyth County GA Development
   Authority Industrial, due 1/1/07            2,000             2,000,000
Fort Wayne, Indiana Economic
   Development Revenue,
   due 12/1/03 ....................            1,000             1,000,000
Frankfort Industrial Economic
   Development Revenue, due 1/1/98             1,200             1,200,000
Grand Rapids MI Water
   Supply System, due 1/1/20.......            5,100             5,100,000
Grapevine, Texas Industrial
   Development Corp.,  due 3/1/10                600               600,000
Gwinett County, Georgia Industrial
   Development Revenue, AMT,
   due 6/1/05......................            1,500             1,500,000
Hammond, Indiana Pollution
   Control Revenue, due 2/1/22.....            1,500             1,500,000
Hopkinsville, Kentucky  Industrial
   Building Revenue, AMT,
   due 4/1/04......................            1,800             1,800,000
Illinois Development Financial
   Authority Pollution Control,
   due 11/1/12 ....................            1,000             1,000,000
Illinois Educational Facilities
   Authority, due 3/1/27...........            2,000             2,000,000
Illinois Educational Facilities
   Authority, due 9/1/25...........            1,000             1,000,000
Illinois Finance Development
   Authority, AMT, due 3/1/17......              800               800,000
Illinois Finance Development
   Authority, AMT, due 3/1/17......            2,500             2,500,000
Illinois Health Facilities
   Authority, due 6/1/06...........            1,700             1,700,000
Iowa Finance Authority,
   due 11/1/15 ....................            3,000             3,000,000
Jackson County, Mississippi
   Pollution Control, due 12/1/16..            2,400             2,400,000
Jackson County, Mississippi Port
   Facility Revenue, due 6/1/23....            7,150             7,150,000
Jefferson Parish, Louisiana Hospital,
   District 2, due 12/1/15 ........            2,700             2,700,000
Kansas City MO Industrial Development
   Hospital, due 10/15/14..........              700               700,000
Lincoln County WY Pollution
   Control, due 8/1/15.............              600               600,000
Lincoln County WY Pollution
   Control, due 7/1/17.............              900               900,000
Los Angeles, California Community
   Redevelopment Agency,
   due 12/1/05 ....................            2,300             2,300,000
Louisa County, Virginia Industrial
   Development Authority,
   due 1/1/20......................            5,000             5,000,000
Louisiana State Offshore Term,
   due 9/1/06......................            3,300             3,300,000
Louisiana State Recovery District
   Tax, due 7/1/98.................            1,000             1,000,000
Lynchburg, Virginia Industrial
   Development Authority,
   due 12/1/25.....................            3,400             3,400,000
Maine Health & Higher Educational
   Facilities, due 7/1/25..........            7,000             7,000,000
Maricopa County, Arizona Pollution
   Control Revenue, due 5/1/29.....            1,300             1,300,000
Mecklenburg, North Carolina
   Pollution Control Authority,
   due 12/1/04.....................            1,000             1,000,000
Memphis, Tennessee, due 7/1/04.....            2,900             2,900,000
Missouri State Health and Educational
   Facilities Authority, due 12/1/19           1,300             1,300,000
Monroe County, Mississippi Economic
   Development Corp., due 10/1/24              2,200             2,200,000
Moon, Pennsylvania Industrial
   Development Authority,
   due 11/1/15.....................            1,000             1,000,000
Nash County, North Carolina
   Industrial Facilities and
   Pollution Control Revenue,
   due 12/1/14.....................            1,000             1,000,000
North Alabama Environmental Impact
   Authority, due 12/1/00..........              400               400,000
North Carolina Medical Care
   Community, due 9/1/02...........            2,300             2,300,000
North Carolina Medical Care
   Hospital, due 10/1/20...........            3,100             3,100,000
North Carolina Medical Care
   Hospital, due 6/1/22............            4,700             4,700,000
North Texas Higher Education
   Student Loan, due 3/1/05........            2,800             2,800,000
Oklahoma City, Oklahoma Industrial
   & Cultural Revenue, due 6/1/06              1,100             1,100,000
Orange County, FL Industrial
   Development Authority,
   due 1/1/11......................            1,650             1,650,000
Peninsula Ports Authority, VA
   Revenue, due 12/1/05............              500               500,000
Pennsylvania State Higher Education
   Student Loan, AMT,  due 12/1/24             3,100             3,100,000
Pennsylvania State Higher Education
   Student Loan, due 7/1/18........            2,000             2,000,000
Person County, North Carolina
   Pollution Control Authority,
   due 11/1/19 ....................            3,000             3,000,000
Port St. Helens, OR Pollution
 Control, due 4/10/10..............            1,600             1,600,000
Purdue University, Indiana,
   due 7/1/17......................            1,400             1,400,000
Purdue University, Indiana,
   due 7/1/20......................            2,000             2,000,000
Putnam County, West Virginia
   Industrial Development
   Revenue, due 10/1/11............              600               600,000
Quakertown, PA Hospital Authority,
   due 7/1/05......................            1,500             1,500,000
Rhode Island State Industrial
   Facilities Corp., AMT,
   due 6/1/05......................            5,500             5,500,000
Sacramento County, California,
   due 9/15/07.....................            1,500             1,500,000
Savanna, Illinois Industrial
   Development Revenue,
   due 6/1/04......................              600              600,000
St. Charles County, Missouri
   Industrial Development Authority,
   due 12/1/07.....................            1,000             1,000,000
Tipton Industrial Economic
   Development Revenue,
   due 7/1/22......................            1,105             1,105,000
Tracy, California,
   due 5/1/15......................              300               300,000
Uinta County, Wyoming Pollution
 Control Authority, due 8/15/20                2,000             2,000,000
Uinta County, Wyoming Pollution
   Control Authority,
   due 12/1/22                                   700               700,000
University Athletic Association, Inc.,
   due 2/1/20......................            2,800             2,800,000
University of Arkansas,
   due 12/1/19.....................            9,100             9,100,000
Utah State Board of Regents
   Student Loan, due 11/1/00.......            2,800             2,800,000
Utah State Board of Regents Student
   Loan, AMT, due 11/1/25..........            8,300             8,300,000
Valdez, Alaska Marine Term
   Revenue, due 10/1/25............              700             700,000
Washington Public Power Supply,
   due 7/1/18......................            2,295             2,295,000
Washington State Health Care
   Facilities, due 10/1/05.........            5,100             5,100,000
West Feliciana Parish, LA,
 due 12/1/15.......................            1,300             1,300,000
West Virginia State Hospital
   Finance Authority,
   due 12/1/25.....................            2,800             2,800,000
Wisconsin State, AMT,
   due 5/1/04......................            1,000             1,000,000
Wisconsin State,
   due 6/1/06......................              900               900,000
                                                              ------------
                                                               205,110,000
                                                              ------------

Total Investments at Amortized Cost.           102.4%         $403,529,884

Other Assets, Less Liabilities.....             (2.4)           (9,307,633)
                                               -----          ------------
Net Assets.........................            100.0%         $394,222,251
                                               =====          ============

AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice

See notes to financial statements

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1995


ASSETS:
Investments at amortized cost (Note 1A)...........................  $403,529,884
Cash..............................................................        36,927
Interest receivable...............................................     3,176,569
Prepaid expenses and other assets.................................           692
                                                                    ------------
    Total assets..................................................   406,744,072
                                                                    ------------

LIABILITIES:
Payable for investments purchased.................................    12,412,858
Payable to affiliate-- investment advisory fees (Note 2A).........        66,006
Accrued expenses and other liabilities............................        42,957
                                                                    ------------
    Total liabilities.............................................    12,521,821
                                                                    ------------
NET ASSETS........................................................  $394,222,251
                                                                    ============

REPRESENTED BY:
Capital paid-in for beneficial interests..........................  $394,222,251
                                                                    ============


Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995


INVESTMENT INCOME (Note 1B)........................                  $11,858,169

EXPENSES:
Investment Advisory fees (Note 2A).................      $613,607
Administrative fees (Note 2B)......................       153,402
Custodian fees.....................................       150,009
Auditing fees......................................        23,400
Legal fees.........................................        11,531
Trustee fees.......................................         9,940
Miscellaneous......................................        11,798
                                                         --------
    Total..........................................                      973,687
                                                                     -----------
    Net investment income..........................                   10,884,482
NET REALIZED GAIN ON INVESTMENTS...................                       75,464
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...................................                  $10,959,946
                                                                     ===========

See notes to financial statements

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED AUGUST 31,
                                                         -----------------------

                                                        1995             1994
                                                      --------         --------
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS:
Net investment income...........................   $ 10,884,482     $ 5,749,881
Net realized gain (loss) on investments.........         75,464          (1,494)
                                                  -------------    -----------
    Increase in net assets from operations......     10,959,946       5,748,387
                                                  -------------    -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions.....................    487,327,869     354,949,138
Value of withdrawals............................   (337,173,146)   (355,183,409)
                                                  -------------    ------------
   Net increase (decrease) in net assets
    from capital transactions...................    150,154,723        (234,271)
                                                  -------------    ------------
NET INCREASE IN NET ASSETS .....................    161,114,669       5,514,116

NET ASSETS:
Beginning of period.............................    233,107,582     227,593,466
                                                   ------------    ------------
End of period...................................   $394,222,251    $233,107,582
                                                   ============    ============

Tax Free Reserves Portfolio
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                              FEBRUARY 5, 1991
                                                              YEAR ENDED AUGUST 31,            (COMMENCEMENT
                                                    ________________________________________  OF OPERATIONS) TO
                                                       1995      1994      1993       1992     AUGUST 31, 1991
                                                     --------   --------  --------  --------   ---------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000 omitted)....          $394,222   $233,108  $277,593  $212,502      $200,361
Ratio of expenses to average net assets....             0.32%      0.31%     0.31%     0.31%        0.35%*
Ratio of net investment income to average
 net assets................................             3.55%      2.33%     2.35%     3.43%        4.41%*

Note: If Agents of the Portfolio had not voluntarily  waived a portion of their fees during the periods  indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets.............             0.32%      0.32%     0.33%     0.35%        0.36%*
Net investment income to average net assets             3.55%      2.32%     2.32%     3.39%        4.41%*

*Annualized

See notes to financial statements

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser. The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued, less the amortization of any premium and accretion of market discount on the investments of the Portfolio.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $613,607, for the year ended August 31, 1995. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $153,402, for the year ended August 31, 1995. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,273,554,752 and $1,104,331,376, respectively, for the year ended August 31, 1995.

(4) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1995, for federal income tax purposes, amounted to $403,529,884.

(5) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Portfolio was $2,026. Since the line of credit was established, there have been no borrowings.

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
Tax Free Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994 and the financial highlights for each of the years in the four year period ended August 31, 1995 and the period from February 5, 1991 (Commencement of Operations) to August 31, 1991. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion of these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the Custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995